LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
Lease Liability
SCHEDULE OF OPERATING LEASE LIABILITIES

Total
Balance at December 31, 2019	$136,073
Leases acquired in the Acquisition	87,203
Interest expense	18,290
Lease Payments	(83,442)
Balance at December 31, 2020	$158,124
Addition	440,675
Interest expenses	26,964
Lease payments	(128,995)
Lease removal	(7,645)
Balance at December 31, 2021	$489,123

Which consists of:
Current lease liability	$110,481
Non-current lease liability	378,642
Balance at December 31, 2021	$489,123

SCHEDULE OF OPERATING MATURITY ANALYSIS

Maturity analysis	Total
Less than one year	$150,276
One to three years	251,765
Four to five years	183,473
Greater than five years	5,030
Total undiscounted lease liabilities	590,544
Amount representing implicit interest	(101,421)
Lease liability	$489,123